FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (2,017,814)		R$ (6,452,388)
Operational Hedge
Financial Instruments and Risks
Fair value		834,728		(194,831)
Operational Hedge | ZCC
Financial Instruments and Risks
Notional Amount | $	$ 4,449,600		$ 4,494,125
Fair value		894,486		(187,788)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount | $	250,100		30,000
Fair value		(59,758)		(7,043)
Debt Hedge
Financial Instruments and Risks
Fair value		(2,828,509)		(6,285,722)
Debt Hedge | Swap LIBOR to Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	3,200,000		3,600,000
Fair value		616,519		(395,675)
Debt Hedge | Swap IPCA to CDI
Financial Instruments and Risks
Notional Amount | $	843,845		843,845
Fair value		289,721		249,653
Debt Hedge | Swap IPCA to Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	121,003		121,003
Fair value		(37,456)		(148,583)
Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	2,065,419		2,267,057
Fair value		(3,100,446)		(5,230,612)
Debt Hedge | Pre-fixed Swap to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional Amount | $	350,000		350,000
Fair value		(596,847)		(760,505)
Commodity Hedge
Financial Instruments and Risks
Fair value		(24,033)		28,165
Commodity Hedge | Swap US-CPI (U.S.$)
Financial Instruments and Risks
Notional Amount | $	$ 121,345		$ 590,372
Fair value		R$ (24,033)		R$ 28,165